One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

June 11, 2026
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account I
1940 Act Registration Number: 811-01778
1933 Act Registration Numbers: 002-31020
CIK: 0000087062
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Guggenheim Funds Trust	0000088525	June 5, 2026
New Age Alpha Funds Trust	0002013853	June 8, 2026

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 /ALISON POLLOCK/

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company